TRADE RECEIVABLES AND OTHER (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current
Trade receivables	€ 0	€ 0
Income tax receivables	24	34
Other tax receivables	0	0
Contract assets	19	23
Prepaid expenses	1	1
Other	11	10
Total other receivables	55	68
Total trade receivables and other	55	68
Current
Trade receivables	603	341
Income tax receivables	20	15
Other tax receivables	40	33
Contract assets	2	2
Prepaid expenses	9	6
Other	9	9
Total other receivables	80	65
Total trade receivables and other	683	406
Total factored assets	639	514
Cost
Non-current
Trade receivables	0	0
Current
Trade receivables	607	345
Impairment
Non-current
Trade receivables	0	0
Current
Trade receivables	€ (4)	€ (4)